Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Tax provision summary
State income tax			$ 21	$ 18
Deferred tax benefit, release of valuation allowance				(635)
Deferred tax benefit - federal			2,382	(1,101)
Deferred tax benefit - state			(149)	(89)
Deferred tax benefit - foreign			(75)	(453)
Change in valuation allowance			(2,218)	1,895
Tax (benefit)/expense	$ 46	$ 79	$ (39)	$ (365)